2. GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalization of accrued interest to convertible notes payable
Net losses	$ (3,598,780)	$ (3,041,430)
Stock based compensation expense	349,072	430,084
Net cash used in operations	(712,456)	(3,437,312)
Working capital	(2,759,580)
Stockholders' deficit	(2,480,679)	(349,262)	$ (1,385,104)
Accumulated deficit	(41,875,659)	(38,276,879)
Proceeds from offering	290,000	$ 2,345,000
Borrowings on line of credit, net	750,000
Payments of other debt facilities	$ 212,685